Share Capital (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Summary of ordinary shares issued and outstanding
The following table is a summary of ordinary shares issued and outstanding:

(in thousands)	2013	2012
Balance – beginning of year	298,682	315,646
Exercise of options	927	383
Net issuance of restricted shares	1,240	959
Share buybacks (1)	(22,596)	(18,306)
Balance – end of year	278,253	298,682
____________

(1)
Includes share buybacks associated with authorized share buyback programs as well as purchases related to satisfying tax withholding obligations of employees in connection with the vesting of restricted shares granted under the Company’s equity compensation programs.

Weighted average option pricing assumptions
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2013	2012	2011
Dividend yield	2.00%	1.90%	1.90%
Risk free interest rate	1.14%	1.15%	2.60%
Volatility	37.0%	46.0%	50.0%
Expected lives	6.0 years	6.0 years	6.0 years

Summary of options and options activity
The following is a summary of the stock option plans for the indicated years ended December 31:

(U.S. Dollars in thousands except for numbers of options, weighted average grant date fair value)	2013	2012	2011
Options granted to purchase ordinary shares under directors and employees incentive compensation plans - in thousands	1,047	1,209	974
Weighted average grant date fair value	$8.34	$7.65	$9.81
Total intrinsic value of stock options exercised	$16,076	$3,357	$301
Options exercised during the year - in thousands	927	383	72
Compensation expense related to stock option plans	$8,294	$7,716	$11,848
Estimated tax benefit related to stock option plans	$50	$26	$722
The following is a summary of the stock options at December 31, 2013, and related activity for the year then ended for the Company:

(U.S. Dollars in thousands, except for number of shares, exercise price and term)	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding – beginning of year	12,091	$38.50	5.0 years	$46,803
Granted	1,047	28.64
Exercised	(927)	13.62
Canceled/Expired	(1,088)	66.48
Outstanding – end of year	11,123	$36.91	4.8 years	$74,927
Options exercisable	9,032	$39.67	3.9 years	$60,593
Available for grant (1)	13,057

(1) Available for grant includes shares that may be granted as either stock options, restricted stock, restricted stock units or performance units.

Summary of restricted stock and non-vested restricted stock activity
A summary of the restricted stock awards issued under the 1991 Performance Incentive Program and the Directors Stock and Option Plan for the indicated years ended December 31 is as follows:

(In thousands except for weighted average grant date fair value)	2013	2012	2011
Restricted ordinary shares granted	181	325	49
Weighted average grant date fair value	$29.44	$20.92	$23.33
Aggregate grant date fair value	$5,325	$6,811	$1,140
Compensation expense related to restricted stock awards	$4,419	$5,399	$7,101
Estimated tax benefit related to restricted stock awards	$1,047	$1,113	$1,546
Non-vested restricted stock awards at December 31, 2013 and for the year then ended for the Company were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	550	$33.34
Granted	181	$29.44
Vested	(134)	$25.27
Forfeited	(4)	$42.48
Unvested at December 31, 2013	593	$33.92

Summary of restricted stock units and restricted stock unit activity
Non-vested restricted stock units as of December 31, 2013 and for the year then ended for the Company were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	2,446	$21.04
Granted	1,803	$28.75
Vested	(1,187)	$20.75
Forfeited	(131)	$23.95
Unvested at December 31, 2013	2,931	$25.77
A summary of the restricted stock units issued to officers of the Company and its subsidiaries for the indicated years ended December 31 is as follows:

(In thousands)	2013	2012	2011
Restricted stock units granted	1,803	1,312	1,318
Aggregate grant date fair value	$51,829	$27,194	$30,027
Compensation expense related to restricted stock units	$32,874	$24,451	$15,033
Estimated tax benefit related to restricted stock units	$8,813	$6,501	$3,998

Summary of performance units and performance units activity
A summary of the performance units issued to certain employees of the Company for the indicated years ended December 31 is as follows:

(In thousands)	2013	2012	2011
Performance units granted	656	1,527	1,289
Potential maximum share payout	1,312	3,054	2,578
Aggregate grant date fair value	$17,753	$29,537	$28,544
Compensation expense related to performance units	$1,041	$9,919	$7,242
Estimated tax benefit (charge) related to performance units	$(176)	$1,943	$1,419
Non-vested restricted performance units as of December 31, 2013 were as follows:

(In thousands except for weighted average grant date fair value)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	2,556	$20.07
Granted	656	$27.05
Vested	(291)	$17.20
Forfeited	(79)	$21.97
Performance driven reduction	(1,155)	$20.36
Unvested at December 31, 2013	1,687	$22.99